Operating Leases - Schedule of Non-Cancelable Operating Lease Obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Schedule of Non-Cancelable Operating Lease Obligations [Abstract]
Period ending September 30	$ 995		$ 300
Period ending September 30	703		453
Period ending September 30, 2028	238
Period ending September 30, 2029	138
Period ending September 30, 2031	115
Total undiscounted operating lease obligations	2,189		758
Less: imputed interest	(150)		(28)
Operating lease liabilities recognized in the unaudited interim condensed consolidated balance sheet	$ 2,039	$ 660	$ 730